Related Party Balance and Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Bally [Member]
Due from related parties
Due from related parties		$ 5,172	$ 5,172
Zhongna Times [Member]
Due from related parties
Due from related parties	[1]	697,973
Due to related parties
Due to related parties			493,198
Mr. Wenwu Zhang [Member]
Due from related parties
Due from related parties	[2]	328,047	321,949
Shenzhen Zhuhai [Member]
Due from related parties
Due from related parties			150,699
Zhihai Yuncheng [Member]
Due from related parties
Due from related parties			63,588
Others [Member]
Due from related parties
Due from related parties		700	700
Due to related parties
Due to related parties		5,908	5,905
Related Party [Member]
Due from related parties
Due from related parties		1,031,892	542,108
Due to related parties
Due to related parties		2,445,455	4,196,805
Ms. Jing Ji [Member]
Due to related parties
Due to related parties		19,369	19,009
Shanghai Hui Yang Investment Co [Member]
Due to related parties
Due to related parties	[3]	240,122	235,001
Haicheng Shenhe [Member]
Due to related parties
Due to related parties		2,383	1,029
Huatai Zhonghe [Member]
Due to related parties
Due to related parties
Zhuhai Investment [Member]
Due to related parties
Due to related parties	[4]	$ 2,177,673	$ 3,442,663

[1]	The balance as of June 30, 2025 represented the advance payment on technological service fee on sodium-ion battery and silicon carbon battery.
[2]	The balance as of June 30, 2025 and December 31, 2024 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s shares of Haicheng Shenhe.
[3]	The balances as of June 30, 2025 and December 31, 2024 mainly represented the loans from Shanghai Huiyang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2025.
[4]	The balances as of June 30, 2025 and December 31, 2024 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and is due on December 31, 2025.